Loans and Borrowings (Tables)		12 Months Ended
	Oct. 16, 2017	Dec. 31, 2022
Borrowing costs [abstract]
Summary of Bonds

At origin (10/16/2017) :
Number of bonds	6,081,081
Nominal amount of the loan	179,999,997.60€
Nominal unit value of the bonds	29.60€
Conversion / exchange premium	30%
To GENFIT's reference share price :
22.77€
Annual nominal interest rate	3.5%
Payable semi-annually in arrears
Annual nominal interest rate	7.2%
Offering	10/16/2017
At par
Redemption	10/16/2022
Redemption prior to maturity at the option of the Company from
11/6/2020
if the arithmetic volume-weighted average price of
GENFIT's listed share price and the then prevailing conversion ratio over a
20
trading period exceeds
150%
of the nominal value of the OCEANEs.

After OCEANEs buyback :
Number of bonds	3,185,821
Nominal amount of the loan	94,300,301.60€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%
As of 31/12/2021 :
Number of bonds	1,923,662
Nominal amount of the loan	56,940,395.20€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%
As of 31/12/2022 :
Number of bonds	1,923,662
Nominal amount of the loan	56,940,395.20€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%

Summary of Convertible Loans

Convertible loans - Total	As of
(in € thousands)	2021/12/31	2022/12/31
Convertible loans	48,097	50,276
TOTAL	48,097	50,276

Convertible loans - Current	As of
(in € thousands)	2021/12/31	2022/12/31
Convertible loans	415	415
TOTAL	415	415

Convertible loans - Non current	As of
(in € thousands)	2021/12/31	2022/12/31
Convertible loans	47,682	49,861
TOTAL	47,682	49,861

Other Loans and Borrowings
Other loans and borrowings consisted of the following:

Other loans and borrowings - Total	As of
(in € thousands)	2021/12/31	2022/12/31
Refundable and conditional advances	3,229	3,229
Bank loans	15,824	15,196
Obligations under leases	7,069	6,559
Accrued interests	16	14
Other financial loans and borrowings	—	—
TOTAL	26,138	24,999

Other loans and borrowings - Current	As of
(in € thousands)	2021/12/31	2022/12/31
Refundable and conditional advances	—	—
Bank loans	667	3,619
Obligations under leases	1,089	1,032
Accrued interests	16	14
Other financial loans and borrowings	—	—
TOTAL	1,773	4,665

Other loans and borrowings - Non current	As of
(in € thousands)	2021/12/31	2022/12/31
Refundable and conditional advances	3,229	3,229
Bank loans	15,156	11,578
Obligations under leases	5,980	5,527
Accrued interests	—	—
Other financial loans and borrowings	—	—
TOTAL	24,365	20,334

Summary of Refundable and Conditional Advances
The following table summarizes advances outstanding at December 31, 2022 and 2021.

Refundable and conditional advances—general overview	Grant date	Total amount allocated	Receipts	Repayments	Effects of discounting	Net book value As of 2022/12/31
(in € thousands)
BPI FRANCE - IT-DIAB	12/23/2008	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL		3,229	3,229	—	—	3,229

Refundable and conditional advances—general overview	Grant date	Total amount allocated	Receipts	Repayments	Effects of discounting	Net book value As of 2021/12/31
(in € thousands)
BPI FRANCE - IT-DIAB	12/23/2008	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL		3,229	3,229	—	—	3,229

Summary of Bank Loans
Bank loans consisted of the following as of December 31, 2022:

Bank loans	Loan	Facility	Interest	Available As of 2022/12/31	Installments	Outstanding As of 2021/12/31	Outstanding As of 2022/12/31
(in € thousands)	date	size	rate
CDN 3	April 2016	500	0.72%	—	60 monthly	—	—
CDN 4	June 2017	600	0.36%	—	48 monthly	—	—
CDN 5	November 2018	500	0.46%	—	48 monthly	115	—
CIC 4	December 2016	265	0.69%	—	60 monthly	4	—
CIC 5	July 2017	1,000	0.69%	—	60 monthly	152	—
BNP 2	June 2016	500	0.80%	—	20 quarterly	—	—
BNP 3	October 2016	1,050	0.80%	—	20 quarterly	105	—
BNP 4	April 2017	800	0.87%	—	60 monthly	217	54
AUTRES	-	—	—%	—	0	20	17
CDN PGE	June 2021	900	1.36%	—	8 quarterly	900	900
CIC PGE	June 2021	2,200	0.75%	—	8 quarterly	2,200	2,200
BNP PGE	June 2021	4,900	0.45%	—	8 quarterly	4,900	4,900
NATIXIS PGE	June 2021	3,000	0.40%	—	8 quarterly	3,000	3,000
BPI PGE	July 2021	2,000	2.25%	—	16 quarterly	2,000	1,900
BPI PRÊT TAUX BONIFIE	November 2021	2,250	2.25%	—	20 quarterly	2,250	2,250
TOTAL		20,465		—		15,864	15,221

Summary of Maturities of Financial Liabilities

Maturity of financial liabilities	As of	Less than	Less than	Less than	Less than	Less than	More than
(in € thousands)	2022-12-31	1 year	2 years	3 years	4 years	5 years	5 years
BPI FRANCE - IT-DIAB	3,229	—	—	—	—	—	3,229
TOTAL - Refundable and conditional advances	3,229	—	—	—	—	—	3,229
Convertible loans	50,276	415	—	49,861	—	—	—
Bank loans	15,196	3,619	6,339	3,601	867	771	—
Leases	6,559	1,032	1,011	1,022	1,034	1,046	1,414
Accrued interests	14	14	—	—	—	—	—
TOTAL - Other loans and borrowings	72,046	5,080	7,350	54,485	1,901	1,817	1,414
TOTAL	75,275	5,080	7,350	54,485	1,901	1,817	4,643